Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MML Series Investment Fund
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29%	3.98%	5.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Conservative Allocation Index	12.75%	4.55%	6.54%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 207,800,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 224,063
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$207.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$224,063
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.3%
Equity Funds	40.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.98%	3.73%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Conservative Allocation Index	12.75%	4.55%	6.54%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 207,800,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 224,063
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$207.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$224,063
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.3%
Equity Funds	40.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.10%	4.76%	6.33%
MSCI ACWI	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Balanced Allocation Index	14.11%	5.78%	7.64%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 273,300,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 281,078
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$273.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$281,078
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.8%
Fixed Income Funds	49.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.80%	4.49%	6.06%
MSCI ACWI	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Balanced Allocation Index	14.11%	5.78%	7.64%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 273,300,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 281,078
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$273.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$281,078
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.8%
Fixed Income Funds	49.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.83%	5.72%	7.08%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Moderate Allocation Index	15.47%	7.01%	8.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 898,000,000.0
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 949,006
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$898.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$949,006
Portfolio Turnover Rate	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.7%
Fixed Income Funds	39.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.57%	5.46%	6.81%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Moderate Allocation Index	15.47%	7.01%	8.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 898,000,000.0
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 949,006
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$898.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$949,006
Portfolio Turnover Rate	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.7%
Fixed Income Funds	39.3%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.99%	7.08%	8.38%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Growth Allocation Index	17.51%	8.85%	10.31%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 892,200,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 896,636
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$892.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$896,636
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.8%
Fixed Income Funds	24.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.60%	6.78%	8.10%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Growth Allocation Index	17.51%	8.85%	10.31%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 892,200,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 896,636
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$892.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$896,636
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.8%
Fixed Income Funds	24.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.17%	8.36%	9.53%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Aggressive Allocation Index	19.55%	10.69%	11.85%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 124,500,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 123,055
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$124.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$123,055
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.91%	8.11%	9.26%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Aggressive Allocation Index	19.55%	10.69%	11.85%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 124,500,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 123,055
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$124.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$123,055
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Growth Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$113	1.03%
[1]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector.
• An overweight allocation to the communication services sector contributed positively to relative performance.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the communication services sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.
• An underweight allocation to the information technology sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	19.66%	12.89%	17.47%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 345,300,000
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 465,986
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$345.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Total Advisory Fees Paid During the Reporting Period	$465,986
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Core Allocation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Manager selection contributed to performance.
• The American Funds® Insurance Series - Growth - Income Fund contributed positively to performance.
Top detractors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• The American Funds Insurance Series - Washington Mutual Investors Fund underperformed and detracted from performance.
• The American Fund Insurance Series - International Fund detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	14.54%	7.37%	8.39%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Core Allocation Index	15.64%	8.61%	9.87%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 548,900,000
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,125,325
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$548.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Total Advisory Fees Paid During the Reporting Period	$1,125,325
Portfolio Turnover Rate	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection was positive within the consumer discretionary sector.
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the health care sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	18.47%	11.08%	15.25%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,500,000
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 3,520,743
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$476.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Total Advisory Fees Paid During the Reporting Period	$3,520,743
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.5%
Alphabet, Inc. Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	47.9%
Consumer Discretionary	16.7%
Communication Services	14.9%
Financials	8.0%
Health Care	7.0%
Industrials	3.2%
Consumer Staples	0.7%
Materials	0.6%
Utilities	0.5%
Retail	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection was positive within the consumer discretionary sector.
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the health care sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.19%	10.81%	14.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,500,000
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 3,520,743
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$476.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Total Advisory Fees Paid During the Reporting Period	$3,520,743
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.5%
Alphabet, Inc. Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	47.9%
Consumer Discretionary	16.7%
Communication Services	14.9%
Financials	8.0%
Health Care	7.0%
Industrials	3.2%
Consumer Staples	0.7%
Materials	0.6%
Utilities	0.5%
Retail	0.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the energy sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Sector allocation was the primary detractor from relative performance.
• Stock selection was weak within the materials sector.
• Stock selection was weak within the real estate sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.45%	11.14%	10.52%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 459,700,000
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 3,113,439
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$459.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$3,113,439
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
QUALCOMM, Inc.	2.1%
MetLife, Inc.	2.1%
Citigroup, Inc.	2.1%
Alphabet, Inc. Class A	2.0%
Southern Co.	2.0%
JP Morgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
Elevance Health, Inc.	1.6%
Samsung Electronics Co. Ltd.	1.6%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	14.3%
Health Care	13.5%
Information Technology	10.2%
Energy	8.4%
Consumer Staples	6.9%
Communication Services	6.7%
Utilities	6.1%
Consumer Discretionary	4.1%
Real Estate	3.4%
Materials	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the energy sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Sector allocation was the primary detractor from relative performance.
• Stock selection was weak within the materials sector.
• Stock selection was weak within the real estate sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.10%	10.83%	10.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 459,700,000
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 3,113,439
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$459.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$3,113,439
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
QUALCOMM, Inc.	2.1%
MetLife, Inc.	2.1%
Citigroup, Inc.	2.1%
Alphabet, Inc. Class A	2.0%
Southern Co.	2.0%
JP Morgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
Elevance Health, Inc.	1.6%
Samsung Electronics Co. Ltd.	1.6%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	14.3%
Health Care	13.5%
Information Technology	10.2%
Energy	8.4%
Consumer Staples	6.9%
Communication Services	6.7%
Utilities	6.1%
Consumer Discretionary	4.1%
Real Estate	3.4%
Materials	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	17.36%	13.92%	14.33%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 682,900,000
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 614,214
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

Material Fund Change Objectives [Text Block]	At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
Material Fund Change Strategies [Text Block]	On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
Material Fund Change Risks Change [Text Block]	Additionally, Non-Diversification Risk was added as a Principal Risk.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	17.57%	14.10%	14.50%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 682,900,000
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 614,214
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

Material Fund Change Objectives [Text Block]	At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
Material Fund Change Strategies [Text Block]	On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
Material Fund Change Risks Change [Text Block]	Additionally, Non-Diversification Risk was added as a Principal Risk.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class III
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class III
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class III - without sales charge	17.71%	14.26%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 682,900,000
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 614,214
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

Material Fund Change Objectives [Text Block]	At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
Material Fund Change Strategies [Text Block]	On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
Material Fund Change Risks Change [Text Block]	Additionally, Non-Diversification Risk was added as a Principal Risk.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	17.07%	13.63%	14.05%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 682,900,000
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 614,214
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

Material Fund Change Objectives [Text Block]	At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
Material Fund Change Strategies [Text Block]	On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
Material Fund Change Risks Change [Text Block]	Additionally, Non-Diversification Risk was added as a Principal Risk.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the communication services sector.
• An underweight allocation to the real estate sector.
• Stock selection within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the information technology sector.
• Stock selection within the health care sector.
• An underweight allocation to the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.90%	8.75%	12.51%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 228,200,000
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 1,689,403
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$228.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	31
Total Advisory Fees Paid During the Reporting Period	$1,689,403
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.8%
Eli Lilly & Co.	5.2%
Alphabet, Inc. Class A	4.8%
Microsoft Corp.	4.5%
Mastercard, Inc. Class A	4.4%
American Express Co.	4.2%
Chubb Ltd.	4.1%
S&P Global, Inc.	4.1%
Linde PLC (LIN US)	3.9%
TJX Cos., Inc.	3.9%

Sectors (% of Total Investments)
Information Technology	25.5%
Financials	23.7%
Health Care	13.9%
Consumer Discretionary	13.0%
Industrials	7.9%
Consumer Staples	5.8%
Communication Services	4.8%
Materials	3.9%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the communication services sector.
• An underweight allocation to the real estate sector.
• Stock selection within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the information technology sector.
• Stock selection within the health care sector.
• An underweight allocation to the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	7.75%	8.48%	12.23%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 228,200,000
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 1,689,403
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$228.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	31
Total Advisory Fees Paid During the Reporting Period	$1,689,403
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.8%
Eli Lilly & Co.	5.2%
Alphabet, Inc. Class A	4.8%
Microsoft Corp.	4.5%
Mastercard, Inc. Class A	4.4%
American Express Co.	4.2%
Chubb Ltd.	4.1%
S&P Global, Inc.	4.1%
Linde PLC (LIN US)	3.9%
TJX Cos., Inc.	3.9%

Sectors (% of Total Investments)
Information Technology	25.5%
Financials	23.7%
Health Care	13.9%
Consumer Discretionary	13.0%
Industrials	7.9%
Consumer Staples	5.8%
Communication Services	4.8%
Materials	3.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
• Stock selection within the financials sector, where Societe Generale SA was the leading contributor.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the industrials sector.
• Stock selection and an overweight allocation to the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	32.60%	9.01%	6.72%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 170,200,000
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 1,450,436
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$170.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$1,450,436
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Roche Holding AG	2.3%
ASML Holding NV	2.2%
Societe Generale SA	2.2%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Lloyds Banking Group PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
Veolia Environnement SA	1.9%
ORIX Corp.	1.7%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	14.9%
Information Technology	12.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Consumer Staples	7.9%
Materials	6.0%
Energy	5.8%
Utilities	1.9%
Communication Services	1.3%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.4%
United Kingdom	13.1%
Germany	12.3%
United States	11.2%
France	11.0%
Netherlands	4.2%
Australia	3.6%
Ireland	3.1%
Sweden	2.5%
Norway	2.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	1.17%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
• Stock selection within the financials sector, where Societe Generale SA was the leading contributor.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the industrials sector.
• Stock selection and an overweight allocation to the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	32.36%	8.76%	6.46%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 170,200,000
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 1,450,436
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$170.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$1,450,436
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Roche Holding AG	2.3%
ASML Holding NV	2.2%
Societe Generale SA	2.2%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Lloyds Banking Group PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
Veolia Environnement SA	1.9%
ORIX Corp.	1.7%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	14.9%
Information Technology	12.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Consumer Staples	7.9%
Materials	6.0%
Energy	5.8%
Utilities	1.9%
Communication Services	1.3%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.4%
United Kingdom	13.1%
Germany	12.3%
United States	11.2%
France	11.0%
Netherlands	4.2%
Australia	3.6%
Ireland	3.1%
Sweden	2.5%
Norway	2.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer staples sector.
• Stock selection within the communication services sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Exposure to a normal cash position given relative strength of equities.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	16.15%	12.47%	14.45%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 370,800,000
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 984,036
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$370.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	68
Total Advisory Fees Paid During the Reporting Period	$984,036
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc. Class A	6.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	4.1%
Broadcom, Inc.	3.3%
JP Morgan Chase & Co.	3.0%
Philip Morris International, Inc.	2.1%
Eli Lilly & Co.	2.0%

Sectors (% of Total Investments)
Information Technology	31.1%
Communication Services	12.4%
Financials	12.3%
Health Care	10.2%
Consumer Discretionary	8.5%
Industrials	8.4%
Consumer Staples	6.2%
Utilities	3.1%
Materials	2.6%
Energy	2.5%
Real Estate	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation. Additionally, Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.

Material Fund Change Objectives [Text Block]	Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation.
Material Fund Change Expenses [Text Block]	Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.
Material Fund Change Risks Change [Text Block]	Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer staples sector.
• Stock selection within the communication services sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Exposure to a normal cash position given relative strength of equities.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	15.90%	12.21%	14.17%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 370,800,000
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 984,036
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$370.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	68
Total Advisory Fees Paid During the Reporting Period	$984,036
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc. Class A	6.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	4.1%
Broadcom, Inc.	3.3%
JP Morgan Chase & Co.	3.0%
Philip Morris International, Inc.	2.1%
Eli Lilly & Co.	2.0%

Sectors (% of Total Investments)
Information Technology	31.1%
Communication Services	12.4%
Financials	12.3%
Health Care	10.2%
Consumer Discretionary	8.5%
Industrials	8.4%
Consumer Staples	6.2%
Utilities	3.1%
Materials	2.6%
Energy	2.5%
Real Estate	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation. Additionally, Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.

Material Fund Change Objectives [Text Block]	Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation.
Material Fund Change Expenses [Text Block]	Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.
Material Fund Change Risks Change [Text Block]	Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.00%	7.49%	9.95%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 538,500,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,858,382
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.
Material Fund Change Strategies [Text Block]	At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe.
Material Fund Change Risks Change [Text Block]	Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	23.11%	7.51%	9.96%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 538,500,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,858,382
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.
Material Fund Change Strategies [Text Block]	At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe.
Material Fund Change Risks Change [Text Block]	Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	22.69%	7.24%	9.68%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 538,500,000
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 1,858,382
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.
Material Fund Change Strategies [Text Block]	At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe.
Material Fund Change Risks Change [Text Block]	Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector.
• Stock selection within the health care sector.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	13.34%	12.35%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 131,400,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 860,447
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$131.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$860,447
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Merck & Co., Inc.	3.1%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.4%
Medtronic PLC	2.3%
Prologis, Inc.	2.3%
Xcel Energy, Inc.	2.3%
Pinnacle West Capital Corp.	2.2%
Entergy Corp.	2.1%
Sanofi SA ADR	2.1%
Air Products & Chemicals, Inc.	2.1%

Sectors (% of Total Investments)
Financials	20.4%
Health Care	13.6%
Industrials	9.5%
Energy	9.0%
Utilities	9.0%
Information Technology	8.8%
Consumer Staples	7.7%
Materials	6.5%
Real Estate	6.2%
Communication Services	4.2%
Consumer Discretionary	3.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector.
• Stock selection within the health care sector.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.11%	12.07%	10.45%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 131,400,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 860,447
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$131.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$860,447
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Merck & Co., Inc.	3.1%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.4%
Medtronic PLC	2.3%
Prologis, Inc.	2.3%
Xcel Energy, Inc.	2.3%
Pinnacle West Capital Corp.	2.2%
Entergy Corp.	2.1%
Sanofi SA ADR	2.1%
Air Products & Chemicals, Inc.	2.1%

Sectors (% of Total Investments)
Financials	20.4%
Health Care	13.6%
Industrials	9.5%
Energy	9.0%
Utilities	9.0%
Information Technology	8.8%
Consumer Staples	7.7%
Materials	6.5%
Real Estate	6.2%
Communication Services	4.2%
Consumer Discretionary	3.3%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the S&P 500 Index component was the largest contributor to returns.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Net effect of written call options in a rising equity market environment.
• Net effect of long put options in a rising equity market environment.
• An underweight allocation to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.65%	7.07%	6.11%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 93,200,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 707,066
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$93.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$707,066
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.2%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the S&P 500 Index component was the largest contributor to returns.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Net effect of written call options in a rising equity market environment.
• Net effect of long put options in a rising equity market environment.
• An underweight allocation to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.37%	6.80%	5.85%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 93,200,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 707,066
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$93.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$707,066
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.2%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the energy sector.
• An overweight allocation to the health care sector contributed positively to relative results.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection was negative within the health care sector, particularly due to an out-of-benchmark position in Teleflex, Inc.
• Stock selection was negative within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	4.35%	3.82%	9.94%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 379,800,000
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,383,734
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$379.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	127
Total Advisory Fees Paid During the Reporting Period	$2,383,734
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.4%
Agilent Technologies, Inc.	2.1%
PTC, Inc.	2.0%
Lattice Semiconductor Corp.	1.9%
Yum! Brands, Inc.	1.9%
Mettler-Toledo International, Inc.	1.8%
Viking Holdings Ltd.	1.7%
Assurant, Inc.	1.7%
Tyler Technologies, Inc.	1.6%
Liberty Media Corp.-Liberty Formula One Class C	1.6%

Sectors (% of Total Investments)
Health Care	21.0%
Information Technology	19.0%
Consumer Discretionary	18.4%
Industrials	14.7%
Financials	8.2%
Communication Services	4.7%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.7%
Real Estate	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April  30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class  shares, respectively.

Material Fund Change Expenses [Text Block]	Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class shares, respectively.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the energy sector.
• An overweight allocation to the health care sector contributed positively to relative results.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection was negative within the health care sector, particularly due to an out-of-benchmark position in Teleflex, Inc.
• Stock selection was negative within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	4.10%	3.56%	9.66%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 379,800,000
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,383,734
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$379.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	127
Total Advisory Fees Paid During the Reporting Period	$2,383,734
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.4%
Agilent Technologies, Inc.	2.1%
PTC, Inc.	2.0%
Lattice Semiconductor Corp.	1.9%
Yum! Brands, Inc.	1.9%
Mettler-Toledo International, Inc.	1.8%
Viking Holdings Ltd.	1.7%
Assurant, Inc.	1.7%
Tyler Technologies, Inc.	1.6%
Liberty Media Corp.-Liberty Formula One Class C	1.6%

Sectors (% of Total Investments)
Health Care	21.0%
Information Technology	19.0%
Consumer Discretionary	18.4%
Industrials	14.7%
Financials	8.2%
Communication Services	4.7%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.7%
Real Estate	0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April  30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class  shares, respectively.

Material Fund Change Expenses [Text Block]	Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class shares, respectively.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Material Fund Change Adviser [Text Block]	Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the health care sector, with Hims & Hers Health, Inc. as the top contributor.
• Stock selection and an underweight allocation to the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Weak stock selection within the industrials sector.
• Weak stock selection within the materials sector.
• An overweight allocation to the consumer discretionary sector, which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.34%	2.67%	10.59%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 137,900,000
Holdings Count | $ / shares	176
Advisory Fees Paid, Amount	$ 1,397,889
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Total Advisory Fees Paid During the Reporting Period	$1,397,889
Portfolio Turnover Rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
American Healthcare REIT, Inc.	1.6%
Verra Mobility Corp.	1.6%
SiTime Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Champion Homes, Inc.	1.4%
Alignment Healthcare, Inc.	1.3%
Phillips Edison & Co., Inc.	1.3%
Modine Manufacturing Co.	1.3%
Cargurus, Inc.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%

Sectors (% of Total Investments)
Health Care	23.9%
Industrials	22.6%
Information Technology	16.3%
Financials	11.6%
Consumer Discretionary	9.1%
Real Estate	4.4%
Energy	3.2%
Consumer Staples	2.2%
Materials	1.9%
Communication Services	1.6%
Utilities	1.3%
Exchange-Traded Funds	0.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the health care sector, with Hims & Hers Health, Inc. as the top contributor.
• Stock selection and an underweight allocation to the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Weak stock selection within the industrials sector.
• Weak stock selection within the materials sector.
• An overweight allocation to the consumer discretionary sector, which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.07%	2.41%	10.32%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 137,900,000
Holdings Count | $ / shares	176
Advisory Fees Paid, Amount	$ 1,397,889
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Total Advisory Fees Paid During the Reporting Period	$1,397,889
Portfolio Turnover Rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
American Healthcare REIT, Inc.	1.6%
Verra Mobility Corp.	1.6%
SiTime Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Champion Homes, Inc.	1.4%
Alignment Healthcare, Inc.	1.3%
Phillips Edison & Co., Inc.	1.3%
Modine Manufacturing Co.	1.3%
Cargurus, Inc.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%

Sectors (% of Total Investments)
Health Care	23.9%
Industrials	22.6%
Information Technology	16.3%
Financials	11.6%
Consumer Discretionary	9.1%
Real Estate	4.4%
Energy	3.2%
Consumer Staples	2.2%
Materials	1.9%
Communication Services	1.6%
Utilities	1.3%
Exchange-Traded Funds	0.4%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the real estate sector.
• Stock selection within the consumer staples sector.
• Stock selection within the information technology sector, where a position in Lumentum Holdings, Inc. outperformed.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the materials, consumer discretionary, and communication services sectors.
• Positions in Bath & Body Works, Inc., Graphic Packaging Holding Co., and Criteo SA detracted from returns.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	2.40%	8.68%	8.70%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 119,300,000
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 909,065
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$119.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Total Advisory Fees Paid During the Reporting Period	$909,065
Portfolio Turnover Rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Jones Lang LaSalle, Inc.	1.7%
TechnipFMC PLC	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.7%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.6%
Hanover Insurance Group, Inc.	1.6%
BJ’s Wholesale Club Holdings, Inc.	1.6%
Globus Medical, Inc. Class A	1.6%
C.H. Robinson Worldwide, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	23.4%
Financials	19.4%
Information Technology	9.5%
Health Care	9.4%
Consumer Discretionary	9.3%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.8%
Utilities	3.6%
Communication Services	1.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the real estate sector.
• Stock selection within the consumer staples sector.
• Stock selection within the information technology sector, where a position in Lumentum Holdings, Inc. outperformed.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the materials, consumer discretionary, and communication services sectors.
• Positions in Bath & Body Works, Inc., Graphic Packaging Holding Co., and Criteo SA detracted from returns.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	2.17%	8.41%	8.42%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 119,300,000
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 909,065
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$119.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Total Advisory Fees Paid During the Reporting Period	$909,065
Portfolio Turnover Rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Jones Lang LaSalle, Inc.	1.7%
TechnipFMC PLC	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.7%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.6%
Hanover Insurance Group, Inc.	1.6%
BJ’s Wholesale Club Holdings, Inc.	1.6%
Globus Medical, Inc. Class A	1.6%
C.H. Robinson Worldwide, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	23.4%
Financials	19.4%
Information Technology	9.5%
Health Care	9.4%
Consumer Discretionary	9.3%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.8%
Utilities	3.6%
Communication Services	1.4%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection was positive within the industrials sector.
• An overweight allocation to the communication services sector contributed to relative returns.
• An overweight allocation to the financials sector contributed positively to relative returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the financials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.50%	11.93%	12.98%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 137,000,000.0
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 685,616
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Total Advisory Fees Paid During the Reporting Period	$685,616
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc. Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.3%
Meta Platforms, Inc. Class A	2.3%
Mastercard, Inc. Class A	1.8%
Tesla, Inc.	1.7%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	34.4%
Financials	14.5%
Consumer Discretionary	10.2%
Health Care	10.2%
Communication Services	9.6%
Industrials	9.0%
Consumer Staples	3.7%
Real Estate	2.5%
Energy	2.1%
Materials	1.9%
Utilities	1.5%
Exchange-Traded Funds	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection was positive within the industrials sector.
• An overweight allocation to the communication services sector contributed to relative returns.
• An overweight allocation to the financials sector contributed positively to relative returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the financials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.32%	11.66%	12.71%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 137,000,000.0
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 685,616
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Total Advisory Fees Paid During the Reporting Period	$685,616
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc. Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.3%
Meta Platforms, Inc. Class A	2.3%
Mastercard, Inc. Class A	1.8%
Tesla, Inc.	1.7%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	34.4%
Financials	14.5%
Consumer Discretionary	10.2%
Health Care	10.2%
Communication Services	9.6%
Industrials	9.0%
Consumer Staples	3.7%
Real Estate	2.5%
Energy	2.1%
Materials	1.9%
Utilities	1.5%
Exchange-Traded Funds	0.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection and sector allocation within the industrials sector.
• Stock selection within the real estate sector.
• Sector allocation within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the materials sector.
• Stock selection and sector allocation within the information technology sector.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.97%	8.80%	9.14%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 234,300,000
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 2,019,608
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$234.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	122
Total Advisory Fees Paid During the Reporting Period	$2,019,608
Portfolio Turnover Rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.7%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Kenvue, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	16.8%
Financials	14.8%
Health Care	14.5%
Consumer Staples	10.2%
Utilities	8.5%
Real Estate	8.4%
Information Technology	7.1%
Energy	6.4%
Materials	5.5%
Consumer Discretionary	3.7%
Communication Services	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection and sector allocation within the industrials sector.
• Stock selection within the real estate sector.
• Sector allocation within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the materials sector.
• Stock selection and sector allocation within the information technology sector.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.62%	8.51%	8.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 234,300,000
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 2,019,608
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$234.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	122
Total Advisory Fees Paid During the Reporting Period	$2,019,608
Portfolio Turnover Rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.7%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Kenvue, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	16.8%
Financials	14.8%
Health Care	14.5%
Consumer Staples	10.2%
Utilities	8.5%
Real Estate	8.4%
Information Technology	7.1%
Energy	6.4%
Materials	5.5%
Consumer Discretionary	3.7%
Communication Services	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector.
• Sector allocation within the real estate and materials sectors.
• Stock selection in the financials sector, where positions in Axis Capital Holdings Ltd. and Brink’s Co. were particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Sector allocation within the communication services and health care sectors.
• Stock selection within the materials and financials sectors.
• Stock selection within the communication services sector, where no allocation to EchoStar Corp., a benchmark position detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	-3.39%	5.15%	8.54%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 53,200,000
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 459,388
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$53.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$459,388
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.8%
Axis Capital Holdings Ltd.	2.7%
Old National Bancorp	2.7%
Graphic Packaging Holding Co.	2.5%
EVERTEC, Inc.	2.4%
UMB Financial Corp.	2.3%
Enovis Corp.	2.2%
Columbia Banking System, Inc.	2.2%
Euronet Worldwide, Inc.	2.2%
Timken Co.	2.1%

Sectors (% of Total Investments)
Financials	34.9%
Industrials	15.0%
Consumer Discretionary	13.1%
Energy	9.9%
Materials	6.6%
Real Estate	6.4%
Information Technology	5.3%
Health Care	4.1%
Consumer Staples	3.3%
Communication Services	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector.
• Sector allocation within the real estate and materials sectors.
• Stock selection in the financials sector, where positions in Axis Capital Holdings Ltd. and Brink’s Co. were particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Sector allocation within the communication services and health care sectors.
• Stock selection within the materials and financials sectors.
• Stock selection within the communication services sector, where no allocation to EchoStar Corp., a benchmark position detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	-3.60%	4.90%	8.28%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 53,200,000
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 459,388
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$53.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$459,388
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.8%
Axis Capital Holdings Ltd.	2.7%
Old National Bancorp	2.7%
Graphic Packaging Holding Co.	2.5%
EVERTEC, Inc.	2.4%
UMB Financial Corp.	2.3%
Enovis Corp.	2.2%
Columbia Banking System, Inc.	2.2%
Euronet Worldwide, Inc.	2.2%
Timken Co.	2.1%

Sectors (% of Total Investments)
Financials	34.9%
Industrials	15.0%
Consumer Discretionary	13.1%
Energy	9.9%
Materials	6.6%
Real Estate	6.4%
Information Technology	5.3%
Health Care	4.1%
Consumer Staples	3.3%
Communication Services	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
On November 14, 2025, the Fund replaced Metropolitan West Asset Management, LLC with FIAM LLC. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. Because the transition occurred near the end of the reporting period and portfolio changes were limited, the sub-adviser change did not materially influence the Fund’s results for this period.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Duration and yield curve positioning.
• An overweight allocation to U.S. Agency mortgage-backed securities.
• Security selection in U.S. Agency mortgage-backed securities and other asset-backed securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury bond selection.
• Selection among derivative instruments.
• An underweight allocation to investment grade corporate bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.41%	-0.83%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 367,800,000
Holdings Count | $ / shares	868
Advisory Fees Paid, Amount	$ 1,415,761
Investment Company Portfolio Turnover	546.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$367.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	868
Total Advisory Fees Paid During the Reporting Period	$1,415,761
Portfolio Turnover Rate	546%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	46.1%
Corporate Debt	27.8%
U.S. Government Agency Obligations and Instrumentalities	15.6%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Bank Loans	0.7%
Investment of Cash Collateral from Securities Loaned	0.6%
Preferred Stock	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund. At the same time, the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund, and its investment objective was updated as follows: The Fund seeks a high level of current income. Additionally, the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities, the Fund’s subadviser will normally invest a portion of the Fund’s assets in below investment grade debt securities and/or emerging markets debt securities. Short Sales Risk, Defaulted and Distressed Securities Risk, Hedging Risk, Inflation Risk, Municipal Securities Risk, and Restricted Securities Risk were also removed as Principal Risks.

Material Fund Change Name [Text Block]	the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund
Material Fund Change Objectives [Text Block]	investment objective was updated as follows: The Fund seeks a high level of current income.
Material Fund Change Strategies [Text Block]	the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities
Material Fund Change Adviser [Text Block]	Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
On November 14, 2025, the Fund replaced Metropolitan West Asset Management, LLC with FIAM LLC. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. Because the transition occurred near the end of the reporting period and portfolio changes were limited, the sub-adviser change did not materially influence the Fund’s results for this period.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Duration and yield curve positioning.
• An overweight allocation to U.S. Agency mortgage-backed securities.
• Security selection in U.S. Agency mortgage-backed securities and other asset-backed securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury bond selection.
• Selection among derivative instruments.
• An underweight allocation to investment grade corporate bonds, which outperformed.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	7.03%	-1.10%	1.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 367,800,000
Holdings Count | $ / shares	868
Advisory Fees Paid, Amount	$ 1,415,761
Investment Company Portfolio Turnover	546.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$367.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	868
Total Advisory Fees Paid During the Reporting Period	$1,415,761
Portfolio Turnover Rate	546%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	46.1%
Corporate Debt	27.8%
U.S. Government Agency Obligations and Instrumentalities	15.6%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Bank Loans	0.7%
Investment of Cash Collateral from Securities Loaned	0.6%
Preferred Stock	0.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund. At the same time, the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund, and its investment objective was updated as follows: The Fund seeks a high level of current income. Additionally, the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities, the Fund’s subadviser will normally invest a portion of the Fund’s assets in below investment grade debt securities and/or emerging markets debt securities. Short Sales Risk, Defaulted and Distressed Securities Risk, Hedging Risk, Inflation Risk, Municipal Securities Risk, and Restricted Securities Risk were also removed as Principal Risks.

Material Fund Change Name [Text Block]	the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund
Material Fund Change Objectives [Text Block]	investment objective was updated as follows: The Fund seeks a high level of current income.
Material Fund Change Strategies [Text Block]	the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities
Material Fund Change Adviser [Text Block]	Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to the communication services sector positively contributed to relative performance.
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	15.09%	14.97%	16.34%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,500,000
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 1,378,430
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$215.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Total Advisory Fees Paid During the Reporting Period	$1,378,430
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	11.2%
Tesla, Inc.	8.5%
Alphabet, Inc. Class A	8.5%
Meta Platforms, Inc. Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.7%
Boeing Co.	4.6%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.5%
Communication Services	23.6%
Consumer Discretionary	16.9%
Health Care	11.6%
Financials	7.5%
Industrials	6.7%
Consumer Staples	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to the communication services sector positively contributed to relative performance.
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the communication services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.74%	14.67%	16.05%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,500,000
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 1,378,430
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$215.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Total Advisory Fees Paid During the Reporting Period	$1,378,430
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	11.2%
Tesla, Inc.	8.5%
Alphabet, Inc. Class A	8.5%
Meta Platforms, Inc. Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.7%
Boeing Co.	4.6%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.5%
Communication Services	23.6%
Consumer Discretionary	16.9%
Health Care	11.6%
Financials	7.5%
Industrials	6.7%
Consumer Staples	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.

Material Fund Change Name [Text Block]	Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Strong stock selection within the consumer discretionary sector.
• Stock selection within the health care sector, specifically an underweight position in Novo Nordisk AS was the largest contributor, as the stock experienced a significant decline.
• An underweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the financial services sector.
• Weak stock selection within the industrials sector.
• An overweight allocation to the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	25.54%	7.32%	7.23%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 240,000,000.0
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,672,214
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$240.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	79
Total Advisory Fees Paid During the Reporting Period	$1,672,214
Portfolio Turnover Rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Roche Holding AG	2.8%
Hitachi Ltd.	2.5%
Air Liquide SA	2.5%
Schneider Electric SE	2.4%
Rolls-Royce Holdings PLC	2.3%
Cie Financiere Richemont SA Registered Class A	2.3%
Novartis AG Registered	2.2%
SAP SE	2.2%
NatWest Group PLC	2.0%

Sectors (% of Total Investments)
Financials	25.3%
Industrials	20.2%
Consumer Discretionary	11.9%
Health Care	10.6%
Information Technology	9.6%
Consumer Staples	9.2%
Materials	4.9%
Communication Services	3.1%
Energy	3.0%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	19.7%
France	15.7%
United Kingdom	11.4%
United States	11.3%
Germany	7.2%
Switzerland	6.0%
Italy	4.7%
Taiwan	2.8%
Canada	2.7%
Hong Kong	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
On November 14, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.93% and 1.18% for Class II and Service Class I shares, respectively.
Effective November 14, 2025, Harris Associates L.P.  (“Harris”) was removed as a subadviser of the Fund and the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.

Material Fund Change Name [Text Block]	the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund.
Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.
Material Fund Change Adviser [Text Block]	Effective November 14, 2025, Harris Associates L.P. (“Harris”) was removed as a subadviser of the Fund
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$132	1.17%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Strong stock selection within the consumer discretionary sector.
• Stock selection within the health care sector, specifically an underweight position in Novo Nordisk AS was the largest contributor, as the stock experienced a significant decline.
• An underweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the financial services sector.
• Weak stock selection within the industrials sector.
• An overweight allocation to the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	25.20%	7.07%	6.97%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 240,000,000.0
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,672,214
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$240.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	79
Total Advisory Fees Paid During the Reporting Period	$1,672,214
Portfolio Turnover Rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Roche Holding AG	2.8%
Hitachi Ltd.	2.5%
Air Liquide SA	2.5%
Schneider Electric SE	2.4%
Rolls-Royce Holdings PLC	2.3%
Cie Financiere Richemont SA Registered Class A	2.3%
Novartis AG Registered	2.2%
SAP SE	2.2%
NatWest Group PLC	2.0%

Sectors (% of Total Investments)
Financials	25.3%
Industrials	20.2%
Consumer Discretionary	11.9%
Health Care	10.6%
Information Technology	9.6%
Consumer Staples	9.2%
Materials	4.9%
Communication Services	3.1%
Energy	3.0%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	19.7%
France	15.7%
United Kingdom	11.4%
United States	11.3%
Germany	7.2%
Switzerland	6.0%
Italy	4.7%
Taiwan	2.8%
Canada	2.7%
Hong Kong	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
On November 14, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.93% and 1.18% for Class II and Service Class I shares, respectively.
Effective November 14, 2025, Harris Associates L.P.  (“Harris”) was removed as a subadviser of the Fund and the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.

Material Fund Change Name [Text Block]	the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund.
Material Fund Change Expenses [Text Block]	Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.
Material Fund Change Adviser [Text Block]	Effective November 14, 2025, Harris Associates L.P. (“Harris”) was removed as a subadviser of the Fund
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds

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1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.